18a. INCOME TAXES (Details 1)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Federal Statutory Rate	(42.60%)	(42.60%)
Change in Valuation allowance	42.60%	42.60%
Effective Tax Rate	0.00%	0.00%